UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.1%
	ARGENTINA – 2.3%
44,000	Arcos Dorados Holdings, Inc. - Class A	$557,480

	AUSTRALIA – 4.7%
477,565	Lynas Corp. Ltd.*	302,442
18,791	Newcrest Mining Ltd.	434,938
7,235	Westpac Banking Corp.	227,396
58,538	Whitehaven Coal Ltd.	167,422
		1,132,198

	BRAZIL – 7.1%
5,680	CCR S.A.	56,961
17,800	Hypermarcas S.A.*	157,281
23,400	Kroton Educacional S.A.*	612,367
11,300	Localiza Rent a Car S.A.	214,308
17,900	Marfrig Alimentos S.A.*	89,075
22,250	Natura Cosmeticos S.A.	574,404
		1,704,396

	CANADA – 5.9%
6,885	First Quantum Minerals Ltd.	128,247
18,100	Goldcorp, Inc.	587,164
22,000	Talisman Energy, Inc.	276,253
29,000	Yamana Gold, Inc.	426,590
		1,418,254

	CHILE – 2.1%
295,609	AquaChile S.A.*	241,237
8,323,218	Corpbanca S.A.	122,402
6,000	Corpbanca S.A. - ADR	132,120
		495,759

	CHINA – 8.1%
10,000	Hengan International Group Co., Ltd.	101,475
20,800	Home Inns & Hotels Management, Inc. - ADR*	606,944
57,300	Ping An Insurance Group Co. - Class H	479,495
64,000	Sun Art Retail Group Ltd.	89,123
12,300	Tencent Holdings Ltd.	425,352
96,000	Tingyi Cayman Islands Holding Corp.	251,895
		1,954,284

	COLOMBIA – 3.8%
21,234	Banco Davivienda S.A.	303,427
69,730	Constructora Conconcreto S.A.	56,553

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COLOMBIA (Continued)
45,094	Grupo Odinsa S.A.	$236,355
12,735	Pacific Rubiales Energy Corp.	311,799
		908,134

	DENMARK – 2.9%
4,036	Novo Nordisk A/S - Class B	704,853

	FINLAND – 0.7%
4,870	Konecranes OYJ	177,571

	FRANCE – 2.2%
3,018	LVMH Moet Hennessy Louis Vuitton S.A.	519,679

	HONG KONG – 4.3%
84,400	AIA Group Ltd.	365,651
36,000	Cafe de Coral Holdings Ltd.	107,458
27,900	Dairy Farm International Holdings Ltd.	371,349
212,000	Guangdong Investment Ltd.	182,325
		1,026,783

	IRELAND – 1.3%
3,895	Paddy Power PLC	317,804

	ITALY – 0.5%
412,000	Banca Monte dei Paschi di Siena S.p.A.*	113,488

	JAPAN – 7.4%
17,600	Mitsubishi UFJ Financial Group, Inc.	97,409
36,000	Ricoh Co., Ltd.	386,061
12,300	Seven & I Holdings Co., Ltd.	359,087
2,500	Sumitomo Mitsui Financial Group, Inc.	100,065
28,000	Tatsuta Electric Wire and Cable Co., Ltd.	201,791
51,800	Toray Industries, Inc.	319,104
3,000	Toyota Motor Corp. - ADR	307,800
		1,771,317

	JERSEY – 0.7%
2,000	Randgold Resources Ltd. - ADR	165,740

	MEXICO – 2.0%
7,000	Grupo Televisa S.A.B. - ADR	187,810
78,600	Industrias Bachoco S.A.B. de C.V.	195,690
296,045	Urbi Desarrollos Urbanos S.A.B. de C.V.*	101,816
		485,316

	NEW ZEALAND – 0.2%
8,350	Fonterra Shareholders' Fund*	48,184

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY – 4.7%
10,000	Seadrill Ltd.	$366,700
28,270	Statoil ASA	702,724
1,000	Yara International ASA	47,799
		1,117,223

	PHILIPPINES – 0.6%
169,800	Manila Water Co., Inc.	151,592

	POLAND – 1.4%
1,928	Bank Zachodni WBK S.A.	163,842
1,320	Powszechny Zaklad Ubezpieczen S.A.	167,389
		331,231

	SINGAPORE – 5.2%
92,000	Hyflux Ltd.	104,377
14,507	Keppel Corp. Ltd.	136,355
156,000	Keppel Land Ltd.	524,031
46,000	SIA Engineering Co., Ltd.	182,380
10,000	Singapore Exchange Ltd.	61,369
70,000	StarHub Ltd.	236,838
		1,245,350

	SOUTH AFRICA – 0.2%
810	Naspers Ltd. - N Shares	52,370

	SOUTH KOREA – 0.2%
680	MegaStudy Co., Ltd.	49,548

	SWEDEN – 1.4%
7,700	Svenska Handelsbanken A.B. - A Shares	334,674

	SWITZERLAND – 0.8%
2,442	Cie Financiere Richemont S.A.	196,314

	THAILAND – 1.1%
516,400	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	272,520

	TURKEY – 2.7%
36,230	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	543,782
16,285	Arcelik A.S.	103,202
		646,984

	UNITED KINGDOM – 3.4%
8,000	Ensco PLC - ADR	481,120
17,845	Tullow Oil PLC	328,638
		809,758

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES – 15.2%
3,000	Akamai Technologies, Inc.*	$110,880
1,700	Apple, Inc.	750,380
13,000	Cheniere Energy, Inc.*	276,900
5,000	eBay, Inc.*	273,400
9,000	Johnson Controls, Inc.	283,230
34,000	MGM Resorts International*	424,660
700	Precision Castparts Corp.	130,613
20,000	PulteGroup, Inc.*	383,600
10,000	QUALCOMM, Inc.	656,300
1,000	Schlumberger Ltd.	77,850
1,000	Stryker Corp.	63,880
25,000	Thompson Creek Metals Co., Inc.*	85,000
8,000	Ultra Petroleum Corp.*	136,480
		3,653,173

	TOTAL COMMON STOCKS (Cost $21,712,903)	22,361,977

	SHORT-TERM INVESTMENTS – 6.2%
1,480,076	Fidelity Institutional Government Portfolio, 0.01%1	1,480,076

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,480,076)	1,480,076

	TOTAL INVESTMENTS – 99.3% (Cost $23,192,979)	23,842,053
	Other Assets in Excess of Liabilities – 0.7%	158,084

	TOTAL NET ASSETS – 100.0%	$24,000,137

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At February 28, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$23,624,054

Gross unrealized appreciation	$2,216,727
Gross unrealized depreciation	(1,998,728)
Unrealized depreciation on foreign currency	(514)
Net unrealized apppreciation on investments and foreign currency translations	$217,485

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2**	Level 3**	Total
Investments
Common Stocks
Basic Materials	$2,177,919	$-	$-	$2,177,919
Communications	1,175,770	-	-	1,175,770
Consumer, Cyclical	4,575,484	-	-	4,575,484
Consumer, Non-Cyclical	4,410,487	-	-	4,410,487
Diversified	136,355	-	-	136,355
Energy	3,125,887	-	-	3,125,887
Financials	3,513,462	-	-	3,513,462
Industrials	1,009,075	-	-	1,009,075
Technology	1,903,621	-	-	1,903,621
Utilities	333,917	-	-	333,917
Short-Term Investments	1,480,076	-	-	1,480,076
Total Investments	$23,842,053	$-	$-	$23,842,053

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

*
In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/29/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/29/13

* Print the name and title of each signing officer under his or her signature.